UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Springhouse Capital Management, LP
Address: 535 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Gaines
Title:
Phone:     212 319-2570

Signature, Place, and Date of Signing:

     Brian Gaines     New York, NY     August 08, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $103,436 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106     3408   250000 SH       SOLE                   250000        0        0
CMGI INC                       COM NEW          125750307     3453   325800 SH       SOLE                   325800        0        0
E M C CORP MASS                COM              268648102     3935   267854 SH       SOLE                   267854        0        0
GREENFIELD ONLINE INC          COM              395150105    31247  2094330 SH       SOLE                  2094330        0        0
HARMAN INTL INDS INC           COM              413086109    10761   260000 SH       SOLE                   260000        0        0
JETBLUE AIRWAYS CORP           DBCV 3.750% 3/1  477143AC5     2683  4225000 PRN      SOLE                        0        0  4225000
LEAR CORP                      COM              521865105     6072   428206 SH       SOLE                   428206        0        0
MF GLOBAL LTD                  SHS              G60642108     5220   827262 SH       SOLE                   827262        0        0
OCWEN FINL CORP                COM NEW          675746309      368    79209 SH       SOLE                    79209        0        0
PENSON WORLDWIDE INC           COM              709600100      428    35839 SH       SOLE                    35839        0        0
PINNACLE AIRL CORP             COM              723443107       37    11734 SH       SOLE                    11734        0        0
THINKORSWIM GROUP INC          COM              88409C105    22188  3147303 SH       SOLE                  3147303        0        0
TRX INC                        COM              898452107      284   198596 SH       SOLE                   198596        0        0
WELLPOINT INC                  COM              94973V107    10490   220100 SH       SOLE                   220100        0        0
ZIPREALTY INC                  COM              98974V107     2862   713597 SH       SOLE                   713597        0        0